Note 5 - Inventory (Details) - Inventory schedule (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory schedule [Abstract]
Finished goods	$ 950,831	$ 755,643	$ 3,428,301
Work in process	106,110	240,070	744,508
	$ 1,056,941	$ 995,713	$ 4,172,809